UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR/A

Amendment No. 1

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number:	811-01932

Exact name of registrant as specified in charter:	Valley Forge Fund, Inc.

Address of principal executive offices	3741 Worthington Road Collegeville, PA 19426-3431

Name and address of agent for service	Donald Peterson
3741 Worthington Road Collegeville, PA 19426-3431

Registrants telephone number, including area code	610-688-6839

Date of fiscal year end:	December 31, 2007

Date of reporting period:	July 01, 2007 to December 31, 2007

EXPLANATORY NOTE

The Registrant is filing this Amendment No. 1 to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission for the period ended December 31, 2007, originally filed with the Securities and Exchange Commission on May 27, 2008 (Accession Number 0001144204-08-032217), in order to reflect the reissuance of the Independent Certified Public Accounting Firm’s audit report as of and for the year ended December 31, 2007 for The Valley Forge Fund, Inc. ("the Fund").  Additional information about such reissuance is contained in Note 9 to the financial statements of the Fund.  Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1.  Report to Shareholders

Enclosed is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act

(17 CFR 270.30e-1):

Valley Forge Fund, Inc.

1375 Anthony Wayne Drive

Wayne, PA 19087

Dear Shareholder:

Your Fund started 2007 at $9.53 per share. Results show that our net asset value per share closed at $9.35 after paying a dividend of $0.45. This represents an increase in value of 2.8% this year as compared to the S&P 500 Index that was up 3.5%. The conservative nature of the Fund’s investment philosophy has kept performance at an acceptable level with over 50% of assets currently in available cash. The Fund, because of its large cash position, is exposed to decline moderately if the market suffers an expected decline. This would permit a great buying opportunity.

The Fund’s expenses were about $30,000 higher than any time in the past 35 years. These were fees paid to lawyers and auditors your Management and Board of Directors believed could be helpful in responding to the examination letter issued by the Securities and Exchange Commission as a result of their approximately tenth on site examination of the Fund’s operations during 2007

Financial figures for the year ended December 31, 2007 are attached.

Respectfully submitted,

/s/ Bernard B. Klawans

Chief Executive Officer

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation or an offer to buy shares of the Valley Forge Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

VALLEY FORGE FUND EXPENSES - DECEMBER 31, 2007

As a shareholder of the Fund, you incur ongoing costs that include management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in this Fund as compared to the ongoing costs of investing in other mutual funds. It is based on a $1,000 investment made on January 1, 2007 that is held for the entire twelve month period to December 31, 2007.

Actual expenses: The first line of the following table provides actual values & expenses. Simply divide your account value on July 1, by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to calculate the expenses you actually paid on your account over the past six months.

Hypothetical Example for Comparison Purposes: The second line of the table provides hypothetical account values & expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Fund’s actual return. These hypothetical account values and expenses may not be used for anything but comparison of ongoing costs of investing in this Fund with an assumed rate of return of 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire or low balance fees. Therefore, the second line of the table is useful in paring ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your cost would be higher.

			Expense Paid
	Beginning Account	Beginning Account	During Period *
	Value	Value	July 1, 2007 to
	July 1, 2007	December 31, 2007	December 31, 2007
Actual	$1,000.00	$930.66	$7.47
Hypothetical **	$1,000.00	$1,012.50	$7.96

* Expenses are equal to the Fund’s annual expense ratio of 1.56%, times the average account value over the period multiplied by 184/365 to reflect the one year value.

** With a 5% return before expenses

TOP TEN HOLDINGS AND ASSET ALLOCATION

Top Ten Holdings % of Net Assets		Asset Allocation % of Net Assets
Supervalu Inc.	6.18%	Basic Materials	0.7%
General Electric Corp.	6.10	Communications	5.6
Federal Agri Mtg Corp.	5.17	Consumers	24.0
Granger (W.W.)	4.80	Financials	1.1
Caterpillar Inc.	3.98	Industrials	10.9
Kimberly Clark Corp.	3.81	Manufacturing	4.3
Time Warner Inc.	3.63	Cash & Cash Equivalents	53.3
AT & T	3.56	Other Assets Less Liabilities	0.1
Target Corp.	2.74
Pep Boys, Manny Moe & Jack	2.52
	42.49%		100.0%

The above portfolio holdings are subject to change and are not recommendations of individual stocks.

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES - The fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the Fund at 1-800-548-1942 or by visiting the Securities and Exchange’s (“SEC”) website (http://www.sec.gov).

QUARTERLY PORTFOLIO SCHEDULE - The Fund now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q; Quarterly Schedule of Portfolio Holdings of Management Investment Companies. These forms are available on the SEC’s website at http://sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of this Public Reference Room may be obtained by calling (1-800-732-0330).

APPROVAL OF INVESTMENT ADVISOR AGREEMENT - At an in-person meeting held on August 21, 2008, the Board including all independent and “interested” directors (as the term is defined in the 1940 Act) re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered among other things;

a.

The nature quality and scope of current and anticipated services that covered providing shareholder transfer agency services, portfolio pricing, administration, accounting; including tax and financial reporting and compliance services at no additional charge to the Fund.

b.	The investment performance as compared to mutual funds with similar conservative objectives appeared to be satisfactory.

c.	The Fund’s management fee was in line with industry standards and the Manager’s fiscal status was sound.

Based upon the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

BOARD OF DIRECTORS - The fund’s business and affairs are managed under the direction of Directors that are elected annually to serve for one year. Information pertaining to them is set forth below. The statement of Additional Information published by the Fund contains additional information about these Directors and is available without charge by calling 1-800-548-1942. Each Director may be contacted by writing to the director c/o Valley Forge Fund, P.O. Box 262, Valley Forge, PA 19481.

Interested Officers and Directors: -*
Principal Occupation
Name and Age	Position with the Fund	Time Served	Past Five Years

Officers
Bernard B. Klawans	Director		Director
Age 86	Chief Executive Officer	Inception (05/15/1972)	Chief Executive Officer

Sandra K. Texter	Secretary	01/30/2003 - present	Systems Analyst - Lockheed Martin
Age 57

Independent Directors
Donald A. Peterson	Director
Age 67	Board Chairman	08/15/1974 to present	Program Manager - DRS Technologies

Victor J. Belanger	Director	08/18/1980 to present	Retired Chief Financial Officer
Age 65			Linearizer Tech

Dr. James P. King	Director	05/18/1972 to present	President
Age 74			Desilube Tech, Inc.

C. William Majer	Director	06/21/2005 to present	President
Age 71			MajerPlus, Ltd.

“Interested persons” in the Fund as defined in the Investment Company Act of 1940 are Mr. Klawans because he owns the Fund’s Investment Advisor and Sandra Texter because she is the daughter of Mr. Klawans and Treasurer of the Fund. All directors and officers are elected for one year and do not act as directors of any other security.

REMUNERATIONS OF FUND OFFICERS, DIRECTORS AND ASSOCIATED PERSONS - The Fund’s independent directors and an associated person are paid travel expenses, associated with attending Fund meetings and/or performing Fund services. Their remuneration for the year ended December 31, 2007 was:

Bernard B. Klawans	$-
Sandra K. Texter	-
Donald A. Peterson	297
Victor J. Belanger	129
James P. King	297
Ellen Klawans	580
William Majer	297
Total	$1,600

Since Bernard Klawans and Sandra Texter are officers of the Fund, they may not receive compensation from the Fund outside of a management fee paid to the advisor. Everyone else except Ellen Klawans is an independent Director of the Fund. Mrs. Klawans is an Associated Person because she is Mr. Klawans daughter-in-law who handles all the Edgar electronic SEC filings and provides other support concerned with shareholder servicing.

SECURITIES & EXCHANGE COMMISSION EXAMINATION - The Securities & Exchange Commission (“SEC”) performs local examinations of all registered mutual funds. Their most recent examination of the Valley Forge Fund discussed certain previous operational practices by Fund management. These practices have also been examined by an independent accountant hired by the Fund. Both the SEC and the independent registered public accounting firm suggested that these practices were not in line with modern business practices and were best discontinued even though they had not affected Fund performance, per share pricing or shareholder values as presented in the originally filed Fund financial statements. The Valley Forge Fund Board of Directors has addressed and caused action to taken to ensure that Fund operations and reporting procedures are brought up to the level suggested by the SEC in the modern financial operating environment. The practices that have ceased include, among other things, no short-term interest free loans from management to meet unexpected large shareholder redemptions and personal banking accounts by management in the same banking institutions as used by the Fund. In addition, the Fund’s annual and semi-annual financial reports for the years 2004, 2005, and 2006 have been reissued to disclose these practices and the actions taken to ensure their discontinuance.

VALLEY FORGE FUND FINANCIAL HIGHLIGHTS

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the Fund. The Fund’s current performance may be lower or higher than the performance data cited. The Fund’s trading symbol is VAFGX. The investment performance of the Fund can be accessed from various financial websites.

Please note that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

The Fund's investment performance in reference to the Dow Jones Industrial Average is as follows:

	1 year	5 years	10 years

Valley Forge Fund	2.83%	9.47%	6.83%
Dow Jones Industrial Average	6.44%	10.06%	5.84%

Valley Forge Fund, Inc.
Schedule of Investments - December 31, 2007
			Shares	Cost	Value
Common stocks:
Basic materials		0.7%
Coeur D'Alene Mines Corp.	*		13,000	$221,935	$64,220
Communications		5.6%
ADC Telecommunications	*		12,000	190,021	186,600
AT&T Corp.			7,794	236,687	323,918
				426,708	510,518
Consumer orientated		24.0%
Federal Agic Mtg Corp.
Class C Non-Voting			17,900	410,558	471,128
Kimberly-Clark Corp			5,000	295,455	346,700
Pep Boys			20,000	542,916	229,600
Supervalu Inc.			15,000	162,719	562,800
Target Corp.			5,000	299,605	250,000
Time Warner Inc.			20,000	332,670	330,200
				2,043,923	2,190,428
Financials		1.1%
SLM Corp.	*		5,000	185,336	100,700
Industrials		10.9%
General Electric Company			15,000	606,320	556,050
Grainger (W.W.) Inc.			5,000	273,605	437,600
				879,925	993,650
Manufacturing		4.3%
Abitibibowater Inc. (Canada)	*		1,252	135,010	25,804
Caterpillar Inc.			5,000	395,205	362,800
				530,215	388,604
Total common stocks		46.6%		4,288,042	4,248,120

Short-term investments		53.3%
Commerce Bank 4.6% (Note 1)				4,855,181	4,855,181
Total short-term investments				4,855,181	4,855,181

Total investments		99.9%		9,143,223	9,103,301
Other assets less liabilities, net		0.1%		4,688	4,688
Net assets		100.0%		$9,147,911	$9,107,989
* Non-income producing during the year

The accompanying notes are an integral part of these financial statements

Valley Forge Fund, Inc.
Statement of Assets and Liabilities
December 31, 2007

Assets
Investments in securities at value (cost $9,143,223)	$9,103,301
Cash and cash equivalents	-
Dividends and interest receivable	30,790
Miscellaneous receivable	598

Total assets	9,134,689

Liabilities
Book overdraft	17,246
Management fee payable	8,215
Directors' meeting payable	718
Miscellaneous	521

Total liabilities	26,700

Net assets	$9,107,989

Analysis of Net Assets
Net capital paid in on shares of capital stock	9,100,821
Distributable earnings	47,090
Net unrealized depreciation of investments	(39,922)

Net assets (equivalent to $9.35 per share based on
974,211 shares of capital stock outstanding)	$9,107,989

The accompanying notes are an integral part of these financial statements

Valley Forge Fund, Inc.
Statement of Operations
For the year ended December 31, 2007

Investment Income

Dividends	$79,303
Interest	235,816
Other Income	8,343

Total income	323,462

Expenses
Investment advisory fee (Note 2)	97,953
Printing and mailing expenses	1,670
Non-interested directors' fees and expenses	2,582
Registration fees	6,816
Legal and professional fees (Note 3)	40,890
Communications	2,229
Other	542

Total expenses	152,682

Net investment income	170,780

Realized and unrealized gain (loss) from investments
Net realized gain on investment securities	255,628
Net decrease in unrealized appreciation on investment securities	(143,875)

Net realized and unrealized gain (loss) from investments	111,753

Net increase in net assets resulting from operations	$282,533

The accompanying notes are an integral part of these financial statements

Valley Forge Fund, Inc.
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006

	2007	2006

Increase in net assets from operations
Investment income - net	$170,780	$107,541
Net realized gain from investments	255,628	141,676
Net change in unrealized gain (loss) on investment	(143,875)	661,388

Net increase in net assets resulting from operations	282,533	910,605

Distributions to shareholders	(422,566)	(249,217)
Capital share transactions (Note 5)	(450,417)	(473,029)

Total increase (decrease)	(590,470)	188,359

Net assets:

Balance, beginning of period	9,698,459	9,510,100
Balance, end of period	$9,107,989	$9,698,459

The accompanying notes are an integral part of these financial statements

Valley Forge Fund, Inc
Financial Highlights for a Share of Capital Stock Outstanding Throughout the Period:

	Year ended December 31:

PER SHARE DATA:	2007	2006	2005	2004	2003

Net Asset Value, Start of year	$9.53	8.89	9.24	8.89	7.18

Income from Investment Operations:
Net Investment Income (**)	0.16	0.25	0.18	0.13	0.14
Net Realized & Unrealized Gain (Loss)	0.11	0.64	(0.35)	0.35	1.72
Total from Investment Ops.	0.27	0.89	(0.17)	0.48	1.86

Less: distributions	(0.45)	(0.25)	(0.18)	(0.13)	(0.15)

Net Asset Value, End of Period	$9.35	$9.53	$8.89	$9.24	$8.89

Total Return (***)	2.83%	10.12%	(1.84)%	5.40%	25.91%

Ratios to average net assets:

Expenses	1.56%	1.27%	1.36%	1.22%	1.32%
Net Investment Income	1.75%	1.14%	0.55%	0.69%	1.31%
Supplemental Data:
Net assets in thousands	$9,108	$9,698	$9,510	$10,070	$9,523
Portfolio turnover rate	8.30%	10.30%	18.31%	14.99%	16.27%

**	per share net investment income has been determined on the basis of average number of shares outstanding for the period.

***	total return assumes reinvestment of dividends

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007

Note 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: The Valley Forge Fund, Inc. (the “Fund”), is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks. The following summarizes significant accounting policies followed by the Fund.

Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the supervision of the Company’s Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

Securities Transactions & Investment Income: Security transactions are recorded on the dates transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is determined on the accrual basis. Discount on fixed income securities is amortized.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal yearend is distributed in the following year.

Federal Income Taxes: It is the Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income. When the Fund complies with the provisions of the Internal Revenue Code applicable to investment companies no provision for Federal income taxes is required in the financial statements.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets & liabilities & disclosure of contingent assets & liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

Concentration of credit risk: As of December 31, 2007, the Fund maintains its cash in bank deposit accounts at one federally insured financial institution. The balances, at times, may exceed depositors’ insurance provided by the applicable guaranty agency.

Note 2.  MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment management agreement, Valley Forge Management Corporation (“the Manager”) has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager receives a fee, payable monthly, for providing investment advice at an annual rate of 1% based on the average daily net assets of the Fund. The fee is accrued daily and paid monthly. A management fee of $97,953 was paid for the year ended December 31, 2007.

The Manager also provides transfer agency, portfolio pricing, administration, accounting, financial reporting, tax accounting, and compliance services to the Fund at no charge. Mr. Bernard Klawans is the sole owner, director, and officer of the Manager and is also President, Chief Executive Officer and Chief Financial Officer of the Fund.

Note 3.  LEGAL AND PROFESSIONAL FEES

For the year ended December 31, 2007, the Fund incurred legal and professional fees of $40,810, which primarily consists of audit fees because of the change in independent registered firms, recurring legal fees and approximately $30,000 in additional legal and professional fees related to the SEC’s inquiry letter which was addressed by the management of the Fund during 2007.

Note 4.              INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2007 were $880,146 and $3,384,961 respectively. At December 31, 2007, net unrealized depreciation for federal income tax purposes aggregated $39,922 of which $763,122 related to unrealized appreciation of securities and $803,044 related to unrealized depreciation of securities. The cost of investments at December 31, 2007 for federal income tax purposes was $4,288,042 excluding short-term investments.

Note 5.  CAPITAL SHARE TRANSACTIONS

As of December 31, 2007, there were 10,000,000 shares of $.001 per capital stock authorized. The total par value plus paid-in-capital equaled $9,100,820. Shares transactions totaled:

	December 31, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	15,842	$159,140	17,382	$163,888
Shares issued in dividend reinvestment	43,040	403,659	24,971	238,909
Shares redeemed	(101,964)	(1,013,246)	(94,479)	(875,826)

Net (decrease)	(43,082)	$(450,447)	(52,126)	$(473,029)

Note 6.  FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of December 31, 2007, taxable components of distributable earnings were as follows:

Undistributed ordinary income	$47,090
Undistributed depreciation	(39,922)
$7,168

 The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006
Ordinary income	$216,074	$168,592
Long-term capital gain	210,324	80,625
	$426,398	$249,217

Note 7.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities.”  SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance, and cash flows.  SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged.  Management does not expect the adoption of FAS 161 to have an effect on its financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Prior to SFAS 157, there were different definitions of fair value and limited guidance for applying those definitions in GAAP. Moreover, that guidance was dispersed among the many accounting pronouncements that require fair Value measurements. Differences in that guidance created inconsistencies that added to the complexity in applying GAAP. The changes to current practice resulting from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund does not expect the adoption of FAS 157 to have an effect on its financial statements.

In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management does not expect the adoption of FIN 48 to have an effect on its financial statements and has concluded that no provision for income tax is required in the Fund’s financial statements.

Note 8.  RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In November 2007, the Fund’s independent registered public accounting firm at that time, Sanville & Company, reissued their firm’s audit report under Form N-CSR/A for the years ended December 31, 2006, 2005, and 2004.

The Fund's previously issued financial statements omitted disclosures regarding concentrations of credit risk and disclosures regarding related party transactions wherein the sole shareholder of the Manager of the Fund made various short-term loans to the Fund in order to assist the Fund in meeting redemption requests without having to sell portfolio investments.

For the year ended December 31, 2007, as stated in Note 1, the concentrations of credit risk have been disclosed.

For the year ended December 31, 2007, the Manager of the Fund did not make any short-term loans to the Fund in order to assist the Fund in meeting redemption requests

Note 9.

REISSUANCE OF THE AUDITORS’ AUDIT REPORT FOR THE YEAR ENDED DECEMBER 31, 2007

_____________________________________________________________________________________________

On January 11, 2012, Conner & Associates, PC, the Fund’s independent registered public accounting firm for the years ended December 31, 2007, 2008 and 2009, reissued their firm’s audit report under Form N-CSR/Afor the Valley Forge Fund, Inc. (“the Fund”) for the year ended December 31, 2007 to clarify that the firm audited the Fund’s statement of assets and liabilities and the schedule of investments, as of December 31, 2007 and the related statement of operations and the statements of changes in net assets for the year then ended along with the financial highlights for the year then ended.

The firm’s reissued audit report reflects that the statement of changes in net assets for the year ended December 31, 2006, and the financial highlights for the years ended December 31, 2003 through December 31, 2006 were audited by other auditors whose report expressed an unqualified opinion on this information.

These revisions have neither effect on the previously reported net assets of the Fund as of December 31, 2007 nor any effect on the net increase in net assets resulting from operations for the year ended December 31, 2007.

_____________________________________________________________________________________________

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and the Shareholders

Valley Forge Fund, Inc.

Wayne, Pennsylvania

We have audited the accompanying statement of assets and liabilities of The Valley Forge Fund, Inc., (the "Fund") including the schedule of investments, as of December 31, 2007 and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.  The statement of changes in net assets for the year ended December 31, 2006 and the financial highlights for the years ended December 31, 2003 through December 31, 2006 were audited by other auditors whose report expressed an unqualified opinion on this information.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, verified by correspondence with brokers and physical examination of securities held in self-custodianship with the Fund's banking institution. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Valley Forge Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.As discussed in Note No. 9 to the financial statements, this audit report has been reissued.

/s/ Conner & Associates, PC

Newtown, Pennsylvania

May 23, 2008,

except for the information in Note No. 9, as to which the date is January 11, 2012

_____________________________________________________________________________________________

Item 2.  Code of Ethics

CODE OF ETHICS

Pursuant to the requirements of Sections 406 and 407 of the Sarbanes Oxley Act of 2002, the Valley Forge Fund, Inc. (the “Fund”), hereby adopts the following Code of Ethics that applies to Bernard Klawans who is the Fund’s principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to:

a.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b.	Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c.	Compliance with all applicable governmental laws, rules and regulations;

d.	Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e.	The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert

The Board of Directors of the Fund has determined that Mr. Victor Belanger is the audit committees’ financial expert. Mr. Belanger, a retired Chief Financial Officer of Linearizer Technology Inc. located in Hamilton, New Jersey, is an independent member of the Board of Directors of the Valley Forge Fund who has performed several independent examinations including those of the Fund’s securities held in self custodianship for the past thirty five years. Mr. Belanger is independent as defined under Item 3 (a)(1)(i) as stated in Form N-CSR wherein for the year ended December 31, 2007, he did not accept directly or indirectly any consulting, advisory, or compensatory fee from the Fund or he is not an interested person of the Fund as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4.  Principal Accountant Fees and Services

For the year ended December 31, 2007, the Fund replaced Sanville & Company as its independent registered public accounting firm. On March 3, 2008, the Fund’s stockholders approved the retention of Conner & Associates, PC as the Fund’s independent registered public accounting firm. During the year ended December 31, 2007, the Fund paid Sanville & Company $10,100 for its audit fees. The Fund has agreed to pay Conner & Associates, PC $12,500 for the fees related to the audit of the Fund’s financial statements for the year ended December 31, 2007.

No other audit-related fees or tax fees were incurred by the Fund for the year ended December 31, 2007.

The Fund does not engage its independent registered public accounting firm to perform personal tax services for the Mr. Klawans, nor any other executive officer of the Fund. In addition, the independent registered public accounting firm is not engaged by Valley Forge Management Corporation, the manager of the Fund, to perform any professional services (audit or tax) on its behalf.

Item 5.  Audit Committee of Listed Registrants

Not Applicable

Item 6.  Investments

Schedule I - investments in securities of unaffiliated issuers as of December 31, 2007 as set forth in Section 210-1212 of Regulation S-X [17 CFR 210.12-12] is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9   Purchases of Equity Securities by Closed-End Management Investment Companies.

Not Applicable

Item 10.

Submission of Matters to a Vote of Security Holders

On March 3, 2008, the shareholders of the Fund ratified the selection of Conner & Associates, PC, Independent Registered Certified Public Accounting Firm, to audit the financial statements of the Fund for the fiscal year ended December 31, 2007.

Item 11.  Controls and Procedures.

The SEC conducted a review of the Fund’s internal controls during 2007. The Fund retained independent legal and CPA services to assist the Fund and its manager in responding to the SEC concerns and comments over the Fund’s internal controls, lack of separate legal counsel for the Fund and the lack of an independent custodian of the Fund. As of the date of this report, the Fund's management has yet to retain legal counsel for the Fund or retain an independent custodian for the Fund.

Bernard B. Klawans is the president of the Fund. He handles all financial matters of the Fund and has along with support from the Fund’s Board of Directors instituted additional internal control procedures to not only improve accuracy and safety in all financial matters involved in running the Fund but also properly publish disclosures of the Fund’s operations. He is also president and owner of the Valley Forge Management Corporation that has acted as Transfer Agent “pro bono” to the Fund.

The Fund’s management conducted a review of the effectiveness of the Fund’s disclosure controls and procedures with the required 90-day period prior to the filing date of this report on Form N-CSR for the purpose of providing reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that:

1.	Pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the Fund,

2.

Provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the Fund are being made only in accordance with authorizations of management and directors of the Fund; and

3.

Provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Fund’s assets that could have a material effect on the financial statements.

Item 12.  Exhibits.

a)	Code of Ethics.
Filed under Item 2 - Code of Ethics

b)	Certifications
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

/s/ Donald Peterson

Chief Executive Officer and Chief Financial Officer